INITIAL PUBLIC OFFERING	12 Months Ended
Dec. 31, 2022
INITIAL PUBLIC OFFERING
INITIAL PUBLIC OFFERING

NOTE 3.   INITIAL PUBLIC OFFERING

The registration statement for the Company’s Initial Public Offering was declared effective on December 9, 2021. On December 14, 2021, the Company consummated the Initial Public Offering of 25,300,000 Units, including 3,300,000 Units issued pursuant to the exercise of the underwriters’ over-allotment option in full, generating gross proceeds of $253,000,000. Each Unit consists of one Class A ordinary share, one right (“Right”) and one-half of one redeemable warrant (“public warrant”). Each Right entitles the holder thereof to receive one-sixteenth (1/16) of one Class A ordinary share upon the consummation a Business Combination (see Note 6). Each whole public warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 6).